NOTE 14: CONVERTIBLE DEBENTURES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 14 Convertible Debentures
Conversion feature, beginning	$ 22,565	$ 1,015,997	$ 0
Amount allocated to conversion option	753,491	172,386	1,015,997
Amount converted to units	(189,735)	(298,247)	0
Gain on change in fair value of conversion feature	(583,526)	(890,136)	0
Conversion feature, ending	$ 2,795	$ 22,565	$ 1,015,997